Related Party Transactions - Schedule of Amount Due to Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties	¥ 0	$ 0	¥ 54
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Amount due to related parties	¥ 0	$ 0	¥ 54